Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Class of Stock Disclosures [Abstract]
Summary of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023 are calculated as follows:

			For the year ended December 31,
		(Amounts in thousands of RMB and US$, except for number of shares and per share data)
	2021		2022		2023
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss	(4,628,133)	(1,800,926)	(671,187)	(135,696)	(75,959)	(10,699)	(15,320)	(2,158)
Accretion of redeemable convertible preferred shares	(207,598)	(80,782)	—	—	—	—	—	—
Accretion of redeemable noncontrolling interests	—	—	(6,230)	(1,260)	(7,157)	(1,008)	(1,443)	(203)
Numerator for computing basic and diluted net loss per share	(4,835,731)	(1,881,708)	(677,417)	(136,956)	(83,116)	(11,707)	(16,763)	(2,361)
Denominator:
Weighted average number of ordinary shares outstanding	140,170,091	54,543,800	269,787,113	54,543,800	270,432,437	270,432,437	54,543,800	54,543,800
Loss per share (RMB):
Basic and diluted net loss per share:	(34.50)	(34.50)	(2.51)	(2.51)	(0.31)	(0.04)	(0.31)	(0.04)